SHARE CAPITAL AND SHARE-BASED PAYMENTS - Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 15,851	$ 14,424
Production costs
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	449	250
Cash-settled	1,715	1,201
Share-based compensation expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	6,903	3,715
Cash-settled	1,597	9,099
Exploration, evaluation and reclamation expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	43	40
Cash-settled	126	119
Transaction and integration expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	1,099	0
Cash-settled	$ 3,919	$ 0